Segment Reporting (Details) - Schedule of segment information for the reportable segments - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting (Details) - Schedule of segment information for the reportable segments [Line Items]
Hyperimmune products revenue	$ 765,193	$ 145,776	$ 2,518,566
Cost of sales of goods	(241,691)	(51,071)	(688,836)
Gross profit	523,502	94,705	1,829,730
Other income	957,725	617,110	473,674
Net foreign exchange gains/(losses)	247,558	(582,528)	11,335
Net impairment losses		(759,765)
General and administrative expenses	(3,524,388)	(6,094,692)	(3,170,078)
Research and development expenses	(657,715)	(1,367,054)	(1,178,685)
Selling and marketing expenses	(416,537)	(287,684)	(871,551)
Operating profit/(loss)	(2,869,855)	(8,379,908)	(2,905,575)
Finance income	21,785	9,204
Finance costs	(6,184)	(13,761)	(21,631)
Income tax expense
Profit/(loss) for the year	(2,854,254)	(8,384,465)	(2,927,206)
Assets
Segment assets	24,855,824	27,053,106	6,202,163
Total assets	24,855,824	27,053,106	6,202,163
Liabilities
Segment liabilities	1,678,423	1,158,049	558,250
Total liabilities	1,678,423	1,158,049	558,250
Research and development [Member]
Segment Reporting (Details) - Schedule of segment information for the reportable segments [Line Items]
Hyperimmune products revenue
Cost of sales of goods
Gross profit
Other income	933,140	431,030	308,225
Net foreign exchange gains/(losses)
General and administrative expenses
Research and development expenses	(657,715)	(1,367,054)	(1,178,685)
Selling and marketing expenses
Operating profit/(loss)	275,425	(936,024)	(870,460)
Finance income
Finance costs
Income tax expense
Profit/(loss) for the year	275,425	(936,024)	(870,460)
Assets
Segment assets	257,500	306,154	308,225
Total assets	257,500	306,154	308,225
Liabilities
Segment liabilities	7,053	243,565	101,092
Total liabilities	7,053	243,565	101,092
Hyperimmune products [Member]
Segment Reporting (Details) - Schedule of segment information for the reportable segments [Line Items]
Hyperimmune products revenue	765,193	145,776	2,518,566
Cost of sales of goods	(241,691)	(51,071)	(688,836)
Gross profit	523,502	94,705	1,829,730
Other income	24,585	24,480	10,545
Net foreign exchange gains/(losses)
Net impairment losses		(759,765)
General and administrative expenses	(164,087)
Research and development expenses
Selling and marketing expenses	(416,537)	(287,684)	(871,551)
Operating profit/(loss)	(32,537)	(928,264)	968,724
Finance income
Finance costs
Income tax expense
Profit/(loss) for the year	(32,537)	(928,264)	968,724
Assets
Segment assets	1,688,910	1,587,672	2,539,503
Total assets	1,688,910	1,587,672	2,539,503
Liabilities
Segment liabilities	150,151	284,657	30,377
Total liabilities	150,151	284,657	30,377
Other [Member]
Segment Reporting (Details) - Schedule of segment information for the reportable segments [Line Items]
Hyperimmune products revenue
Cost of sales of goods
Gross profit
Other income		161,600	154,904
Net foreign exchange gains/(losses)	247,558	(582,528)	11,335
General and administrative expenses	(3,360,301)	(6,094,692)	(3,170,078)
Research and development expenses
Selling and marketing expenses
Operating profit/(loss)	(3,112,743)	(6,515,620)	(3,003,839)
Finance income	21,785	9,204
Finance costs	(6,184)	(13,761)	(21,631)
Income tax expense
Profit/(loss) for the year	(3,097,142)	(6,520,177)	(3,025,470)
Assets
Segment assets	22,909,414	25,159,280	3,354,435
Total assets	22,909,414	25,159,280	3,354,435
Liabilities
Segment liabilities	1,521,219	629,827	426,781
Total liabilities	$ 1,521,219	$ 629,827	$ 426,781